Document and Entity Information	Feb. 18, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Weyerhaeuser Company (the "Company") is filing this amendment to its Current Report on Form 8-K filed on February 18, 2020, which reported that the Company's board of directors had elected Al Monaco as a new director of the Company effective as of February 18, 2020. At the time of his election, Mr. Monaco’s board committee appointment had not been determined. On May 15, 2020, the board of directors appointed Mr. Monaco to serve as a member of the board’s compensation committee. Except as set forth herein, no other information in the Company’s Current Report on Form 8-K filed on February 18, 2020 is amended.
Document Period End Date	Feb. 18, 2020
Entity Registrant Name	WEYERHAEUSER COMPANY
Entity Central Index Key	0000106535
Entity Emerging Growth Company	false
Entity File Number	1-4825
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0470860
Entity Address Address Line1	220 Occidental Avenue South
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98104-7800
City Area Code	(206)
Local Phone Number	539-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $1.25 per share
Trading Symbol	WY
Name of each exchange on which registered	NYSE